Investment Securities, Held-to-maturity Securities, Maturity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Amortized Cost [Abstract]
Amortized Cost	$ 18,618	$ 22,501
Fair Value [Abstract]
Fair Value	19,680	22,924
Held-to-maturity, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 months - Fair value	0	11,000
Less than 12 months - Gross unrealized Loss		154
Sales and transfers of held to maturity securities	0	0
Other-than-temporary impairment losses recognized	0
Mortgage-Backed Securities and Collateralized Mortgage Obligations-Residential [Member]
Amortized Cost [Abstract]
Securities, amortized cost	18,618
Amortized Cost	18,618	22,501
Fair Value [Abstract]
Securities, fair value	19,680
Fair Value	$ 19,680	$ 22,924